Entity Level Disclosures and Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 23 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Segments

Management has determined the Company’s operating segments based on the information reviewed by the Company’s chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker, who is the Company’s CEO, examines the performance of the operating segments based on revenues and profit (loss) before depreciation, amortization and impairment of intangible assets, interest and tax, as further adjusted for the effect of impairment of goodwill, contingent consideration adjustments, share-based payments and other adjustments, as applicable (“adjusted EBITDA”). As of December 31, 2023, and following the sale of the enterprise cybersecurity business, which was previously reported as a separate operating segment, the Company has two operating segments, which are the enterprise internet access segment and the consumer internet access segment. Accordingly, the information below regarding the Company’s operating segments for prior periods was retrospectively adjusted.

The following tables present details of the Company’s operating segments for the three years in the period ended December 31, 2023:

	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2023
	U.S. dollar in thousands

Revenues	21,291	5,230	26,521

Adjusted operating loss	7,210	381	-	7,591
Non-attributable corporate expenses				(2,358)
Share-based payments				(880)
Impairment of goodwill and intangible assets				(8,991)
Depreciation and amortization				(861)
Operating loss				(5,499)
Financial expenses, net				(590)
Tax benefit				482
Net loss from continuing operations				(5,607)

	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2022
	U.S. dollar in thousands

Revenues	8,480	10,070	18,550

Adjusted operating loss	*(2,380)	(3,439)	-	(5,819)
Non-attributable corporate expenses				(2,445)
Share-based payments				(1,583)
Impairment of goodwill and intangible assets				(1,021)
Depreciation and amortization				(1,861)
Operating loss				(12,729)
Financial expenses, net				(54)
Tax benefit				327
Net loss from continuing operations				(12,456)

*	Including legal expenses of $2,439 thousand related to legal proceedings resolved by a settlement in May 2022.

	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2021
	U.S. dollar in thousands

Revenues	6,265	3,389	9,654

Adjusted operating loss	*(2,987)	(1,319)	-	(4,306)
Non-attributable corporate expenses				(2,561)
Share-based payments				(1,936)
Contingent consideration measurement				684
Impairment of goodwill and intangible assets				(700)
Depreciation and amortization				(1,593)
Operating loss				(10,412)
Financial expenses, net				942
Tax benefit				945
Net loss from continuing operations				(8,525)

*	Including legal expenses of $2,704 thousand related to legal proceedings resolved by a settlement in May 2022.

Revenue by Geographic Area

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
U.S.	5,534	4,110	3,518
Europe	5,210	2,599	2,229
APAC	7,181	1,253	529
U.K. Virgin Island	3,109	7,009	-
Hong-Kong	339	118	1,365
MEA	2,166	471	-
Israel	2,149	177	348
Other	833	2,813	1,665
	26,521	18,550	9,654

Revenue in 2023 of $3,055 thousand resulted from one main customer (representing 12% of total revenues).

Revenue in 2022 of $6,948 thousand resulted from one main customer (representing 37% of total revenues).

Revenue in 2021 of $2,214 thousand resulted from one main customer (representing 23% of total revenues).